SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2022 CAD ($)	Apr. 25, 2022 CAD ($)	May 24, 2021 USD ($)
Medium-term Notes, Maturing April 25, 2034
Disclosure of information about consolidated structured entities [line items]
Notional amount				$ 600
Subsidiary and corporate borrowings	$ 302	$ 295
Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of information about consolidated structured entities [line items]
Notional amount				400
Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Notional amount				$ 200
Subordinated notes, Maturing May 24, 2081
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					5.00%
Subsidiary and corporate borrowings					$ 250
Medium-term Notes, Maturing November 14, 2027
Disclosure of information about consolidated structured entities [line items]
Notional amount			$ 700
Subsidiary and corporate borrowings	$ 340	$ 332
Medium-term Notes, Maturing November 14, 2027 Tranche One
Disclosure of information about consolidated structured entities [line items]
Notional amount			450
Medium-term Notes, Maturing November 14, 2027 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Notional amount			$ 250
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	5.40%
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				5.439%
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				5.789%
Fixed interest rate | Medium-term Notes, Maturing November 14, 2027
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	5.60%
Fixed interest rate | Medium-term Notes, Maturing November 14, 2027 Tranche One
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			5.616%
Fixed interest rate | Medium-term Notes, Maturing November 14, 2027 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			5.98%